Investment Strategy - American Beacon Funds	Aug. 31, 2025
American Beacon DoubleLine Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing floating-rate loans, other income-producing floating-rate debt securities and exchange-traded funds (“ETFs”) that invest in such instruments.
Floating-rate loans and other floating-rate debt securities (collectively, “floating-rate investments”) pay income in the form of interest that is payable at variable (i.e., floating) rates, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate, such as the Secured Overnight Financing Rate (“SOFR”), among others, plus a premium. The Fund considers any security or instrument to be a floating-rate investment if it has a maturity of six months or less even if it pays a rate of interest that does not reset or adjust prior to maturity.
Floating-rate investments include, without limitation, bank loans, including assignments and  participations; floating-rate debt securities; inflation-indexed securities; certain mortgage- and asset-backed securities, and collateralized bond obligations (“CBOs”), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and collateralized mortgage obligations (“CMOs”), and real estate mortgage investment conduits (“REMICs”), backed by floating-rate instruments or structured as floating-rate investments and having, in the judgment of DoubleLine Capital LP (“DoubleLine Capital” or the “sub-advisor”), characteristics similar to those of other floating-rate investments; adjustable rate mortgages; floaters; inverse floaters; money market securities of all types; repurchase agreements; debentures, shares of money market and short-term bond funds; and other floating-rate loans of any kind (including, among others, subordinated loans, debtor in possession financings, exit financing facilities, delayed funding loans and revolving credit facilities). The Fund may invest in obligations of any maturity, and to a lesser extent, the Fund may invest in fixed-rate instruments as well. The Fund may invest in foreign investments, including obligations of issuers in emerging markets, without limit. The Fund may invest in floating-rate obligations considered “covenant-lite” based on the types of lender protections and borrower obligations in the loan agreements. To obtain exposure to eligible instruments, the Fund may invest in one or more ETFs that invest in such instruments. A significant portion of the Fund’s investments may be unregistered, restricted as to their resale, and may trade in decentralized markets. DoubleLine Capital monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.
A floating-rate loan may be structured and administered by a financial institution that acts as the agent of the lenders participating in the loan. Such loans may be acquired through the agent or from the borrower, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan. Floating-rate loans are generally senior in the borrowing companies’ capital structures and are typically wholly or partially secured by assets of the borrowing company, although the Fund may also invest in obligations that are unsecured.
DoubleLine Capital considers a wide variety of factors in purchasing and selling investments for the Fund, including, without limitation, the liquidity of the investment, fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer. DoubleLine Capital may also consider available credit ratings in making investment decisions, although the portfolio managers typically perform their own investment analysis and generally do not rely upon the independent credit rating agencies in making investment decisions.
The Fund may invest in securities or instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will have below investment-grade credit ratings (commonly referred to as “high yield” or “junk” quality obligations) or may be unrated but deemed by the sub-advisor to be of equivalent quality. Credit investments rated below investment grade are generally regarded as having speculative characteristics and entail high risk with respect to the issuer’s capacity to pay interest and repay principal. The Fund may hold instruments issued by stressed, distressed, and defaulted issuers, including issuers involved in bankruptcy proceedings, reorganizations, financial  restructurings, rescue financing, or otherwise experiencing financial hardship.
The Fund’s investments may include loans issued in an offering that has been oversubscribed, and the Fund may be able to sell such investments at a gain shortly after those investments are made. If the Fund seeks to take advantage of such opportunities, it may lead to higher levels of portfolio turnover, increased transaction costs and greater amounts of taxable distributions to shareholders. There can be no assurance that the sub-advisor will be able to identify such opportunities successfully or sell any investments at a gain.  DoubleLine Capital generally sells an investment when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe, including when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual investment has reached the portfolio managers’ sell target. Proceeds from the sale of a loan may not be available to the Fund for a substantial period of time after the sale. As a result, it is possible that, during a period of substantial shareholder redemptions, proceeds from sales of loans by the Fund will not be available to the Fund on a timely basis for payment to redeeming shareholders. The Fund might, as a result, incur significant borrowing or other expenses, be forced to sell other securities with shorter settlement periods at unfavorable times or prices, or be forced to delay payment of redemption proceeds beyond the customary period, to the extent permissible under applicable regulations.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. Any such instruments held by the Fund for cash management or defensive investing purposes can fluctuate in value.

American Beacon DoubleLine Select Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund intends to invest at least 50% of its net assets (plus the amount of borrowings for investment purposes) in “Infrastructure Investments.” The Fund considers Infrastructure Investments to include any assets or projects that support the operation, function, growth or development of a community or economy.
The Infrastructure Investments in which the Fund may invest include, without limitation, fixed or floating-rate debt instruments, loans or other income-producing instruments issued:
■	by companies or other issuers to finance (or re-finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets;
■	by companies or other issuers that invest in, own, lease or hold infrastructure assets; and
■
by companies or other issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.

The Fund may hold instruments issued by a wide range of entities including, among others, operating companies, holding companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, sovereign governments and their agencies, authorities and  instrumentalities, quasi-sovereign entities with government backing, and supranational organizations formed by multiple governments. The infrastructure assets to which the Fund may have exposure through its investments include, without limitation, assets related to:
■	transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads);
■	transportation equipment (e.g., shipping, aircraft, railcars, containers);
■	electric utilities and power (e.g., power generation, transmission and distribution);
■	energy (e.g., exploration and production, pipeline, storage, refining and distribution of energy), including renewable energies (e.g., wind, solar, hydro, geothermal);
■	communication networks and equipment (e.g., cell towers, fibers, data centers);
■	water and sewage treatment;
■	social infrastructure (e.g., health care facilities, government buildings and other public service facilities); and
■	metals, mining, and other resources and services related to infrastructure assets (e.g., cement, chemical companies).
The Fund may invest without limit in Infrastructure Investments in the United States or in foreign countries, including countries that have less developed, or emerging, markets. However, the Fund generally seeks to invest principally in instruments denominated in  U.S. dollars.
Although, under normal circumstances, the Fund intends to invest more than 50% of its net assets in investment grade investments (i.e., those rated Baa3 or better by Moody’s Investors Service, Inc. or BBB- or better by S&P Global Ratings, Fitch Ratings, Inc., Kroll Bond Rating Agency or the equivalent by any other nationally recognized rating organization) and unrated instruments considered by DoubleLine Capital LP (the “sub-advisor” or “DoubleLine Capital”) to be of comparable credit quality, the Fund may purchase investments of any credit quality, including investments that are rated below investment grade or unrated instruments considered by the sub-advisor to be of comparable credit quality. Instruments rated below investment grade and unrated instruments of comparable quality are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. Generally, lower-rated debt securities offer the potential for a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.
The Fund may invest without limit in debt obligations, loans and other income-producing instruments where the obligation to repay principal and pay interest or otherwise make payments to the Fund is secured by underlying infrastructure asset(s) (e.g., a power generating facility, aircraft, railcars, and/ or containers) or secured solely by an equity ownership stake in a particular asset or project. Alternatively, the Fund may invest in income-producing instruments where the obligation to repay principal and pay interest is unsecured and backed only by the creditworthiness of the issuer.
The Fund may invest in debt obligations, income-producing instruments and infrastructure-related investments of any kind, including, without limitation, (i) project bonds; (ii) corporate obligations; (iii) loans (including “covenant-lite” obligations); (iv) mortgage-backed securities; (v) asset-backed securities of any kind (including securities collateralized by installment loan contracts and/or leases of various types of real and personal property, such as aircraft and cellular towers, and consumer loans); (vi) foreign corporate securities, including emerging market securities; (vii) enhanced equipment trust certificates and equipment trust certificates; (viii) debt obligations issued or guaranteed by governments or governmental agencies; (ix) credit-linked notes; (x) municipal bonds; (xi) pass-through notes; (xii) perpetual maturity bonds; and (xiii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of asset-backed securities, including the equity or “first loss” tranche. Loans include, without limitation, secured and unsecured senior loans, term loan Bs, mezzanine, second lien, and other subordinated loans, loan participations and assignments, and other fixed and floating rate loans. The Fund may invest in securities that are restricted as to their resale or that otherwise have limited liquidity.
The Fund may use derivatives transactions for any purpose, including to create efficient investment exposure, create investment leverage, hedge against portfolio exposures, create indirect long or short positions as a substitute for a cash investment, or to manage the Fund’s duration or adjust the Fund’s exposure to changes in market interest rates. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open-end or closed-end investment companies, and exchange-traded funds (“ETFs”), including investment companies sponsored or managed by the Manager, the sub-advisor or their related parties. The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
The sub-advisor monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The sub-advisor intends, under normal circumstances, to construct an investment portfolio with a dollar-weighted average effective duration of no less than two years and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income securities would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and loan prepayment rates as determined by the sub-advisor. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.